2. Property and Equipment (June 2017) (Details) - USD ($)	9 Months Ended	12 Months Ended
	Jun. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Property and equipment, gross	$ 161,703	$ 158,994
Accumulated depreciation and amortization	29,314	17,914	$ 289
Property and equipment, net	132,389	141,080	6,639
Furniture and Fixtures [Member]
Property and equipment, gross	$ 9,703	$ 6,994	6,928
Estimated service lives	5 years	5 years
Internally Software Development [Member]
Property and equipment, gross	$ 152,000	$ 152,000	$ 0
Estimated service lives	10 years	10 years